LOANS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LOANS
Balance	$ 1,995,825	$ 1,723,207
Acquisition	0
Interest Paid	0
Interest Provision	499,435
Payments	$ 0